Fair Value of Assets Measeured on Recurring and Nonrecurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income securities, at fair value	$ 129,766	$ 98,079	$ 103,491
Equity securities, at fair value	433	1,571	1,141
Other investments	1,249	1,262	0
Total Investments	131,448	100,912	104,632
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments	13,797	11,414	14,504
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments	116,168	88,002	90,128
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Investments	1,483	1,496	0
Fixed Income Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income securities, at fair value	129,766	98,079
Fixed Income Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income securities, at fair value	13,364	9,843	13,363
Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income securities, at fair value	116,168	88,002	90,128
Fixed Income Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income securities, at fair value	234	234	0
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, at fair value	433	1,571
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, at fair value	433	1,571	1,141
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, at fair value	0	0	0
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, at fair value	0	0	0
Equity Method Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	1,249	1,262
Equity Method Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Equity Method Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	0	0
Equity Method Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	$ 1,249	$ 1,262